Intellectual Property and Collaborative Agreements (Detail Textuals 1)	3 Months Ended		6 Months Ended		12 Months Ended		1 Months Ended							12 Months Ended	1 Months Ended				1 Months Ended
	Jun. 30, 2014 USD ($)	Jun. 30, 2013 USD ($)	Jun. 30, 2014 USD ($)	Jun. 30, 2013 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Feb. 28, 2011 Debiopharm S.A. USD ($)	Dec. 31, 2012 Valeant Pharmaceuticals USD ($)	Mar. 31, 2010 Valeant Pharmaceuticals First Conformationally Restricted Nucleotide Product USD ($)	Mar. 31, 2010 Valeant Pharmaceuticals Second Conformationally Restricted Nucleotide Product USD ($)	Dec. 31, 2012 Novosom	Dec. 31, 2011 Novosom USD ($)	Jul. 31, 2010 Novosom USD ($)	Dec. 31, 2013 Novosom USD ($)	Oct. 31, 2011 Roche USD ($)	Feb. 28, 2009 Roche USD ($)	Jun. 30, 2008 University of Helsinki EUR (€)	Dec. 31, 2013 University of Helsinki EUR (€)	Oct. 31, 2008 Ribotask USD ($)
Intellectual Property And Collaborative Agreements [Line Items]
Deferred revenue, revenue recognized							$ 600,000
Development milestone payments									5,000,000	2,000,000							275,000
Liability related to sub-license revenue								130,000
Threshold limit of earned out payments								5,000,000
Annual payment for per assigned patents								50,000
Stock issued during period, shares, purchase of assets													140,000
Stock issued during period, value, purchase of assets						107,000							3,800,000
Contractual agreements assets acquired payment percentage													30.00%
Assets acquired additional consideration maximum													3,300,000
Research and development expense	49,000	99,000	95,000	215,000	715,000	5,169,000						100,000
Common stock reserved for future issuance as additional consideration											510,000
Cash payable														150,000
Additional common stock reserved for future issuance as consideration														450,000
License fee payable																5,000,000
License fee paid															1,000,000
Royalty advance																		250,000
Intellectual property payments																			$ 500,000